Loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and financing
Current	R$ 67,656	R$ 60,755
Non- current	649,762	94,549
Working Capital [Member]
Loans and financing
Current	39,103	44,181
Non- current	R$ 558,608	44,792
Working Capital [Member] | Minimum
Loans and financing
Interest rate	0.68%
Working Capital [Member] | Maximum
Loans and financing
Interest rate	6.36%
Investment Financing [Member]
Loans and financing
Interest rate	14.04%
Current	R$ 25,329	14,973
Non- current	R$ 83,375	46,028
Financial Leases Liabilities [Member]
Loans and financing
Interest rate	13.95%
Current	R$ 3,224	1,601
Non- current	R$ 7,779	R$ 3,729